Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 78,112	$ 1,115,262
Short-term investments		15,000
Accounts receivable (Note 4)	4,853	7,647
Due from related parties (Note 22)	5,070	1,533
Inventories (Note 5)	851,414	328,853
Prepaid expenses	33,378	59,898
Current assets held for sale (Note 3)		86,837
TOTAL CURRENT ASSETS	972,827	1,615,030
LONG-TERM INVESTMENTS (Note 6)	79,730	64,592
OTHER LONG-TERM INVESTMENTS (Note 7)	254,253	270,612
INVENTORIES (Note 5)	130,342	67,897
PROPERTY, PLANT AND EQUIPMENT (Note 8)	7,075,636	6,794,349
DEFERRED INCOME TAXES (Note 12)		48,510
OTHER ASSETS	82,903	31,406
NON-CURRENT ASSETS HELD FOR SALE (Note 3)		197,713
TOTAL ASSETS	8,595,691	9,090,109
LIABILITIES
Accounts payable and accrued liabilities (Note 9)	386,340	738,655
Payable to related parties (Note 22)	247,692	185,462
Deferred revenue	107,796
Interest payable on long-term debt (Note 10 and 11)	15,831	31,406
Interim and bridge funding facilities (Note 11)	2,129,262	1,799,004
Current liabilities held for sale (Note 3)		25,231
TOTAL CURRENT LIABILITIES	2,886,921	2,779,758
CONVERTIBLE CREDIT FACILITY (Note 10)	97,096	102,473
RIGHTS OFFERING DERIVATIVE LIABILITIES (Note 14 (d))	1,928,280
DEFERRED INCOME TAXES (Note 12)	4,547
ASSET RETIREMENT OBLIGATIONS (Note 13)	100,761	96,698
NON-CURRENT LIABILITIES HELD FOR SALE (Note 3)		30,214
TOTAL LIABILITIES	4,017,605	3,009,143
NATURE OF OPERATIONS AND LIQUIDITY (Note 1)
COMMITMENTS AND CONTINGENCIES (Note 24)
SUBSEQUENT EVENTS (Notes 1, 11 and 14 (d))
EQUITY
SHARE CAPITAL (Note 14)	9,150,621	9,145,394
ADDITIONAL PAID-IN CAPITAL	1,548,287	1,520,745
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Note 15)	2,519	12,849
DEFICIT	(5,736,763)	(4,608,549)
TOTAL TURQUOISE HILL RESOURCES LTD. SHAREHOLDERS' EQUITY	4,964,664	6,070,439
NONCONTROLLING INTERESTS (Note 16)	(386,578)	10,527
TOTAL EQUITY	4,578,086	6,080,966
TOTAL LIABILITIES AND EQUITY	$ 8,595,691	$ 9,090,109